INCOME TAX	6 Months Ended
Dec. 31, 2021
INCOME TAX
INCOME TAX

NOTE 21. INCOME TAX

The Company is not subject to any income taxes in the United States or the Cayman Islands and had minimal operations in jurisdictions other than the PRC. BHD and Nanjing Recon are subject to PRC’s income taxes as PRC domestic companies. The Company follows Implementing Rules for the Enterprise Income Tax Law (“Implementing Rules”), which took effect on January 1, 2008 and unified the income tax rate for domestic-invested and foreign-invested enterprises at 25%.

Nanjing Recon was approved as a government-certified high-technology company and is subject to a reduced income tax rate of 15% through November 30, 2019. Nanjing Recon reapplied for a high-technology company certificate, and the new certificate was approved as November 22, 2019 and will expire on November 22, 2022.

As approved by the domestic tax authority in the PRC, BHD was recognized as a government-certified high-technology company on November 25, 2009 and is subject to a reduced income tax rate of 15% through November 25, 2018. BHD reapplied for a high-technology company certificate, and the new certificate was approved as October 31, 2018 and expired on October 31, 2021. BHD reapplied for high-technology enterprise review approval and is still under the government's verification procedures.

Income (loss) before provision for income taxes consisted of:

	For the six months ended December 31,
	2020	2021	2021
	RMB	RMB	U.S. Dollars
	(Unaudited)	(Unaudited)	(Unaudited)
Outside China areas	¥(6,440,586)	¥111,262,428	$17,490,192
China	(3,699,278)	224,203	35,244
Total	¥(10,139,864)	¥111,486,631	$17,525,436

Deferred tax liabilities net is composed of the following:

	June 30,	December 31,	December 31,
	2021	2021	2021
		RMB	U.S. Dollars
	RMB	(Unaudited)	(Unaudited)
Deferred tax assets:
Allowance for credit losses	¥2,137,968	¥1,013,900	$159,383
Impairment for inventory	160,791	5,828	916
Net operating loss carryforwards	15,741,037	14,814,023	2,328,730
Subtotal	18,039,796	15,833,751	2,489,029
Less: Valuation allowance	(17,427,464)	(15,364,613)	(2,415,282)
Total deferred tax assets	612,332	469,138	73,747
Deferred tax labilities:
Accelerated amortization of intangible assets	(92,032)	(105,652)	(16,608)
Gain on the previously held equity method investment	(146,888)	(146,888)	(23,090)
Recognition of customer relationship arising from business combinations	(997,500)	(945,000)	(148,552)
Total deferred tax liabilities	(1,236,420)	(1,197,540)	(188,250)
Deferred tax liabilities, net	¥(624,088)	¥(728,402)	$(114,503)

The Company’s VIEs and VIEs’ subsidiaries incurred a cumulative net operating loss (“NOL”) which may reduce future corporate taxable income. As of June 30, 2021, the cumulative NOL was approximately ¥91.4 million. During the six months ended December 31, 2021, NOL amounted to approximately ¥18.8 million ($3.0 million) was expired, and the Company’s VIEs and VIEs’ subsidiaries incurred an additional NOL of approximately ¥12.5 million ($2.0 million), resulting in a cumulative NOL of approximately ¥85.1 million ($13.4 million) as of December 31, 2021.

The NOL will expire over the next five years as follows:

	RMB	U.S. Dollars
Twelve months ending December 31,	(Unaudited)	(Unaudited)
2022	¥9,281,465	$1,459,025
2023	13,146,922	2,066,665
2024	10,484,902	1,648,202
2025	19,617,124	3,083,766
2026	32,533,742	5,114,228
Total	¥85,064,155	$13,371,886

The Company’s income tax expense (benefit) is comprised of the following:

	For the six months ended December 31,
	2020	2021	2021
	RMB	RMB	U.S. Dollars
	(Unaudited)	(Unaudited)	(Unaudited)
Current income tax provision (benefit)	¥(98,338)	¥2,889	$454
Deferred income tax provision	—	104,315	16,398
Expense (benefit) for income tax	¥(98,338)	¥107,204	$16,852